Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	COSCIENS Biopharma Inc.
Entity Central Index Key	0001113423
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, PO Box 53
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7